Taxes - Schedule of Components of the Benefit of (Provision for) Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Components of the Benefit of (Provision for) Income Taxes [Abstract]
Current	¥ (7,334,225)	$ (1,043,453)	¥ (6,014,447)	¥ (140,037)
Deferred	2,740	390	(547,502)	2,666,910
Income tax credit (expense)	¥ (7,331,485)	$ (1,043,063)	¥ (6,561,949)	¥ 2,526,873